Financial instruments (Details 14) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Bond [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	R$ (42,299)
Probable amount	(513)
Reasonably possible gain (loss)	(5,352)
Possible gain (loss)	(16,055)
Export Prepayments [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(2,170)
Probable amount	(26)
Reasonably possible gain (loss)	(275)
Possible gain (loss)	(824)
Export Prepayments [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(2,170)
Probable amount	28
Reasonably possible gain (loss)	(223)
Possible gain (loss)	(668)
Investment [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,577)
Probable amount	(19)
Reasonably possible gain (loss)	(199)
Possible gain (loss)	(598)
Investment [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,577)
Probable amount	31
Reasonably possible gain (loss)	(248)
Possible gain (loss)	(744)
Sace [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,156)
Probable amount	(14)
Reasonably possible gain (loss)	(146)
Possible gain (loss)	(439)
Sace [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,156)
Probable amount	24
Reasonably possible gain (loss)	(191)
Possible gain (loss)	(574)
Dollar Call And Put Options [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	37
Probable amount	(16)
Reasonably possible gain (loss)	(92)
Possible gain (loss)	(453)
Dollar Swap C D I Liability [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(541)
Probable amount	(8)
Reasonably possible gain (loss)	(70)
Possible gain (loss)	(207)
M O N F O R T E [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(133)
Probable amount	(2)
Reasonably possible gain (loss)	(17)
Possible gain (loss)	(50)
M O N F O R T E [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(133)
Probable amount	1
Reasonably possible gain (loss)	(12)
Possible gain (loss)	(36)
Nexi [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(84)
Probable amount	(1)
Reasonably possible gain (loss)	(11)
Possible gain (loss)	(32)
Nexi [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(84)
Probable amount	2
Reasonably possible gain (loss)	(17)
Possible gain (loss)	(51)
Other [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,392)
Probable amount	(17)
Reasonably possible gain (loss)	(176)
Possible gain (loss)	(528)
Other [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,392)
Probable amount	16
Reasonably possible gain (loss)	(132)
Possible gain (loss)	(396)
Financial Investments Abroad [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	5,489
Probable amount	67
Reasonably possible gain (loss)	694
Possible gain (loss)	2,083
Dollar Swap I P C A [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(678)
Probable amount	23
Reasonably possible gain (loss)	(33)
Possible gain (loss)	(156)
Dollar Swap I P C A [Member] | I P C A Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	808
Probable amount	72
Reasonably possible gain (loss)	29
Possible gain (loss)	77
Export Credit Notes [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(484)
Probable amount	(6)
Reasonably possible gain (loss)	(61)
Possible gain (loss)	(184)
Export Credit Notes [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(347)
Reasonably possible gain (loss)	(35)
Possible gain (loss)	(113)
Export Credit Notes [Member] | Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(484)
Probable amount	7
Reasonably possible gain (loss)	(59)
Possible gain (loss)	(176)
Trade Account Receivable [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	2,890
Probable amount	35
Reasonably possible gain (loss)	366
Possible gain (loss)	1,097
Trade Account Receivable [Member] | Brazilian Real E U R Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	472
Probable amount	8
Reasonably possible gain (loss)	58
Possible gain (loss)	173
Debentures [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(3,048)
Reasonably possible gain (loss)	(555)
Possible gain (loss)	(1,900)
Debentures [Member] | I P C A Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(64)
Possible gain (loss)	(1)
Financial Investments In Local Currency [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	12,108
Reasonably possible gain (loss)	327
Possible gain (loss)	982
Note Of Rural Product [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(482)
Reasonably possible gain (loss)	(33)
Possible gain (loss)	(104)
Dollar Swap C D I Asset [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	577
Leniency Agreement [Member] | C D I Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(577)
Reasonably possible gain (loss)	(17)
Possible gain (loss)	(53)
B N D E S [Member] | I P C A Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(338)
Probable amount	5
Reasonably possible gain (loss)	(22)
Possible gain (loss)	(68)
Debentures C R A [Member] | I P C A Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(798)
Probable amount	11
Reasonably possible gain (loss)	(44)
Possible gain (loss)	R$ (137)